Investment (Purchase Price Allocation, "Home Inns") ( (Details) (Home Inns [Member], CNY)	May 21, 2009
Home Inns [Member]
Schedule of equity method investments [Line Items]
Fair value of proportional of share of 18% of net assets acquired	247,029,670
Intangible assets	304,332,935
Deferred tax liabilities arising from the acquisition	(76,083,234)
Goodwill	149,591,668
Total purchase price	624,871,039